UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.0% (2.7% of Total Investments)
$ 825	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$797,866
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,706,446
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	3,466,208
	Bonds, Series 2003A-1, 6.250%, 6/01/33

8,650	Total Consumer Staples			8,970,520

	Education and Civic Organizations – 15.5% (10.3% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	2,093,840
	5.250%, 12/01/32
180	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	181,121
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
125	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	129,216
165	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	169,420
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	6,587,351
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA
	Replacement Hospital Project, Series 2002A:
8,880	5.375%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	9,586,049
10,570	5.375%, 10/01/18 – FSA Insured	10/12 at 100.00	AAA	11,366,238
570	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	589,243
	AMBAC Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	659,829
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	3,136,830
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured

32,485	Total Education and Civic Organizations			34,499,137

	Health Care – 11.8% (7.9% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series	4/12 at 100.00	BBB+	2,116,540
	2001, 6.000%, 4/01/22
1,240	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,251,693
	Series 2005, 5.000%, 11/15/34
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	523,590
	LLC, Series 2001A, 5.550%, 8/01/31
955	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	989,132
	Center, Series 2004II-A, 5.000%, 11/01/22 – MBIA Insured
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	2,385,539
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,650,775
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
330	5.250%, 7/01/24	7/15 at 100.00	BBB+	338,857
190	5.250%, 7/01/35	7/15 at 100.00	BBB+	193,982
5,775	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,801,103
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,442,876
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)
3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	Baa2	3,113,430
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A	1,578,405
	Series 2002, 5.600%, 6/01/22

25,530	Total Health Care			26,385,922

	Housing/Multifamily – 11.6% (7.7% of Total Investments)
2,450	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	2,538,617
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
3,460	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	3,820,186
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	6/11 at 102.00	AAA	6,365,806
	Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16)
	(Alternative Minimum Tax)
3,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	3,281,882
	Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	4,370,840
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	206,207
	Juan Mobile Estates Project, Series 2006A, 5.850%, 5/15/41 (WI/DD, Settling 6/01/06)
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A–	1,137,796
	Home Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	748,643
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and	5/11 at 102.00	N/R	3,395,784
	Grandview, Series 2001A, 6.750%, 5/15/36

24,127	Total Housing/Multifamily			25,865,761

	Housing/Single Family – 0.4% (0.2% of Total Investments)
710	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	6/11 at 102.00	AAA	721,637
	Family Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,259,800
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	1,591,726
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22

	Tax Obligation/General – 22.9% (15.2% of Total Investments)
	California, General Obligation Bonds, Series 2003:
3,000	5.250%, 2/01/20	8/13 at 100.00	A	3,169,260
1,400	5.250%, 2/01/21	8/13 at 100.00	A	1,478,988
	California, General Obligation Bonds, Series 2004:
1,350	5.125%, 4/01/25	4/14 at 100.00	A	1,401,030
1,000	5.125%, 2/01/27	2/14 at 100.00	A	1,034,510
5,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/12	No Opt. Call	A	5,284,750
4,225	California, General Obligation Veterans Welfare Bonds, Series 2001BV, 5.600%, 12/01/32 –	6/06 at 101.00	AAA	4,273,038
	FSA Insured
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation	8/12 at 102.00	AAA	3,948,737
	Bonds, Series 2002A, 5.500%, 8/01/22 – FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds,
	Series 2002:
3,005	5.000%, 8/01/21 – FGIC Insured	8/12 at 100.00	AAA	3,121,654
3,300	5.000%, 8/01/22 – FGIC Insured	8/12 at 100.00	AAA	3,433,749
1,325	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding	No Opt. Call	AAA	1,555,338
	Bonds, School District Program, Series 1998A, 6.650%, 8/01/13 – MBIA Insured
10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,385,794
	5.000%, 7/01/19 – MBIA Insured
1,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	1,336,838
	5.250%, 7/01/20 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
475	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	493,915
500	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	518,770
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,243,600
	MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
370	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	385,980
545	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	566,021
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series	5/11 at 101.00	AAA	4,286,317
	2001, 5.300%, 5/01/26 – FGIC Insured
1,160	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,205,031
	2002A, 5.000%, 8/01/21 – FGIC Insured

48,410	Total Tax Obligation/General			51,123,320

	Tax Obligation/Limited – 28.2% (18.8% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	675,500
385	5.800%, 9/01/35	9/14 at 102.00	N/R	403,295
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A–	5,298,664
	2003C, 5.500%, 6/01/16
2,105	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	2,243,846
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	1,262,808
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project,	4/08 at 102.00	AAA	5,041,755
	Series 2001A, 5.250%, 4/01/31 – MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	790,538
	6.000%, 9/01/34
335	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	350,246
	5.000%, 9/01/20 – XLCA Insured
4,000	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic,	5/07 at 101.50	AAA	4,122,000
	Recreational and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 –
	MBIA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
215	5.000%, 9/01/26	9/06 at 103.00	N/R	216,269
495	5.125%, 9/01/36	9/06 at 103.00	N/R	495,153
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	2,165,280
	Series 2003H, 6.000%, 10/01/20
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	1,397,989
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,320	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,453,676
	Series 2003A, 6.500%, 9/01/25
1,000	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R	1,059,190
	Series 2004, 6.000%, 9/01/34
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	8,236,640
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	No Opt. Call	AAA	5,448,000
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 – MBIA Insured
3,295	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,597,250
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,042,820
	Ranch, Series 2003A, 5.550%, 8/15/33
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	BBB–	2,292,240
	6.000%, 8/01/26
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	393,701
	2005A, 5.000%, 9/01/35 – XLCA Insured
800	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	818,216
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/11 at 102.00	AAA	6,279,960
	Area, Series 2001, 5.250%, 10/01/35 – AMBAC Insured
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	743,141
	Series 2003C, 6.000%, 9/01/33
975	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,017,842
	District 99-1, Series 2003B, 6.000%, 9/01/24
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	AAA	1,570,071
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	2,135,313
	District 01-1, Series 2003B, 6.750%, 9/01/30
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	530,730
	District 01-1, Series 2004B, 6.000%, 9/01/39
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	912,484
	District 2001-1, Series 2004A, 6.125%, 9/01/39

59,430	Total Tax Obligation/Limited			62,994,617

	Transportation – 10.0% (6.6% of Total Investments)
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,995,794
	2006, 5.000%, 4/01/31
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,114,710
	Bonds, Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – MBIA Insured	11/12 at 100.00	AAA	5,806,780
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,548,244
2,555	5.250%, 5/01/19 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AAA	2,673,118
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/13 at 100.00	AAA	1,052,660
	Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 – FGIC Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	2,089,220
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 – MBIA Insured
	(Alternative Minimum Tax)

22,500	Total Transportation			22,280,526

	U.S. Guaranteed – 25.8% (17.2% of Total Investments) (4)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community	8/11 at 100.00	AAA	9,664,110
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) – MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,489,420
	5/01/18 (Pre-refunded 5/01/12)
7,530	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	8,025,775
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
1,375	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aaa	1,503,178
	Bonds, Series 2004A, 5.250%, 8/01/21 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	Aaa	3,225,780
	Series 2001A, 5.375%, 6/01/41 (Pre-refunded 6/01/11)
15,090	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	6/11 at 100.00	AAA	16,004,906
	2001A, 5.000%, 6/01/25 (Pre-refunded 6/01/11) – MBIA Insured
6,200	Southwestern Community College District, San Diego County, California, General Obligation	8/11 at 101.00	AAA	6,745,042
	Bonds, Series 2001, 5.375%, 8/01/25 (Pre-refunded 8/01/11) – AMBAC Insured
2,710	Southwestern Community College District, San Diego County, California, General Obligation	8/14 at 100.00	AAA	2,915,662
	Bonds, Series 2004, 5.000%, 8/01/21 (Pre-refunded 8/01/14) – FGIC Insured
2,800	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB (4)	3,041,976
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)

53,705	Total U.S. Guaranteed			57,615,849

	Utilities – 4.5% (3.0% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	5,331,250
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series
	2003A-2:
750	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	779,138
1,000	5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	1,038,540
790	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	819,396
	9/01/31 – XLCA Insured
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 –	7/13 at 100.00	AAA	2,134,640
	MBIA Insured

9,540	Total Utilities			10,102,964

	Water and Sewer – 14.3% (9.5% of Total Investments)
2,740	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	2,895,468
	Series 2002Z, 5.000%, 12/01/18 – FGIC Insured
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/11 at 100.00	AAA	5,042,198
	System Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 – MBIA Insured
2,655	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,768,209
	Series 2004A, 5.000%, 3/01/20 – FGIC Insured
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	561,835
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
980	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	1,020,543
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,757,783
	5.000%, 3/01/24 – MBIA Insured
6,885	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue	8/12 at 100.00	AAA	7,152,276
	Bonds, Series 2002, 5.000%, 8/01/21 – MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	10,702,100
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured

30,405	Total Water and Sewer			31,900,412

$ 318,292	Total Investments (cost $321,900,339) – 150.3%			335,312,191

	Other Assets Less Liabilities – (1.0)%			(2,212,638)

	Preferred Shares, at Liquidation Value – (49.3)%			(110,000,000)

	Net Assets Applicable to Common Shares – 100%			$223,099,553

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $321,887,054.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$13,773,228
Depreciation	(348,091)

Net unrealized appreciation (depreciation) of investments	$13,425,137

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.